Short-term debt (Details) - EUR (€) € in Thousands	Sep. 30, 2024	Dec. 31, 2023
Debt
Short-term debt from unrelated parties	€ 103,925	€ 456,904
Cash and cash equivalents before offset	1,622,503	1,530,328
Short-term debt from unrelated parties before offset	355,538	583,740
Commercial paper program
Debt
Short-term debt from unrelated parties	99,749	399,078
Outstanding amount	100,000	400,000
Commercial paper program | Maximum
Debt
Commercial paper borrowing limit	1,500,000
Borrowings under lines of credit
Debt
Short-term debt from unrelated parties	4,013	57,754
Borrowings offset under cash management system	251,613	126,836
Other
Debt
Short-term debt from unrelated parties	€ 163	€ 72